SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	207,825	100,005		207,825	100,005	100,005
Stock Options Issuable Upon Exercise [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	207,825	100,005		207,825	100,005	100,005